Share Capital - Schedule of Movements of Share Capital (Details) - shares		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Movements of Share Capital [Line Items]
Balance Beginning		42,002,325	6,206,481	815,700
2022 Share Exchange	[1]
Shares issued for settlement of 2022 Convertible Loans	[2]			4,758,252
Shares issued for equity-settled transactions	[3]			632,529
Scrip dividend for Preference Shares	[4]		142,032
Conversion of Preference Shares to Old Class A Ordinary Shares
Conversion of Preference Shares to Class A Ordinary Shares
Shares issued pursuant to share-based payment arrangement		1,593,333	8,726
Shares issued upon exercise of Class C warrants			8,349,958
Repurchase and cancellation of Old Class A Ordinary Shares			(2,304)
Capital Reorganization - Share Exchange	[5]
Capital Reorganization - Shares issued to acquire net assets of Bridgetown			24,966,972
Shares issued upon the exercise of call option for loan notes	[6]		2,005,460
Share issued for settlement of expenses	[7]		325,000
Conversion of Class B Ordinary shares to Class A Ordinary Shares
Issuance of share for settlement of long-term employee benefit		30,167
Balance Ending		43,625,825	42,002,325	6,206,481
Class A Ordinary Shares [Member]
Schedule of Movements of Share Capital [Line Items]
Balance Beginning		25,280,667
Scrip dividend for Preference Shares	[4]
Conversion of Preference Shares to Old Class A Ordinary Shares
Conversion of Preference Shares to Class A Ordinary Shares		1,059,245	983,599
Shares issued pursuant to share-based payment arrangement		1,593,333
Shares issued upon exercise of Class C warrants
Repurchase and cancellation of Old Class A Ordinary Shares
Capital Reorganization - Share Exchange	[5]		10,254,474
Capital Reorganization - Shares issued to acquire net assets of Bridgetown			10,092,134
Shares issued upon the exercise of call option for loan notes	[6]		2,005,460
Share issued for settlement of expenses	[7]		325,000
Conversion of Class B Ordinary shares to Class A Ordinary Shares			1,620,000
Issuance of share for settlement of long-term employee benefit		30,167
Balance Ending		27,963,412	25,280,667
Class B Ordinary Shares [Member]
Schedule of Movements of Share Capital [Line Items]
Balance Beginning		13,254,838
Scrip dividend for Preference Shares	[4]
Conversion of Preference Shares to Old Class A Ordinary Shares
Conversion of Preference Shares to Class A Ordinary Shares
Shares issued pursuant to share-based payment arrangement
Shares issued upon exercise of Class C warrants
Repurchase and cancellation of Old Class A Ordinary Shares
Capital Reorganization - Share Exchange	[5]
Capital Reorganization - Shares issued to acquire net assets of Bridgetown			14,874,838
Shares issued upon the exercise of call option for loan notes	[6]
Share issued for settlement of expenses	[7]
Conversion of Class B Ordinary shares to Class A Ordinary Shares			(1,620,000)
Issuance of share for settlement of long-term employee benefit
Balance Ending		13,254,838	13,254,838
Preference Shares [Member]
Schedule of Movements of Share Capital [Line Items]
Balance Beginning		3,466,820	4,758,252
Scrip dividend for Preference Shares	[4]		142,032
Conversion of Preference Shares to Old Class A Ordinary Shares			(449,865)
Conversion of Preference Shares to Class A Ordinary Shares		(1,059,245)	(983,599)
Shares issued pursuant to share-based payment arrangement
Shares issued upon exercise of Class C warrants
Repurchase and cancellation of Old Class A Ordinary Shares
Capital Reorganization - Share Exchange	[5]
Capital Reorganization - Shares issued to acquire net assets of Bridgetown
Shares issued upon the exercise of call option for loan notes	[6]
Share issued for settlement of expenses	[7]
Conversion of Class B Ordinary shares to Class A Ordinary Shares
Issuance of share for settlement of long-term employee benefit
Balance Ending		2,407,575	3,466,820	4,758,252
Old Class A Ordinary Shares [Member]
Schedule of Movements of Share Capital [Line Items]
Balance Beginning			815,700
2022 Share Exchange	[1]			815,700
Shares issued for settlement of 2022 Convertible Loans	[2]
Shares issued for equity-settled transactions	[3]
Scrip dividend for Preference Shares	[4]
Conversion of Preference Shares to Old Class A Ordinary Shares			449,865
Conversion of Preference Shares to Class A Ordinary Shares
Shares issued pursuant to share-based payment arrangement			8,726
Shares issued upon exercise of Class C warrants
Repurchase and cancellation of Old Class A Ordinary Shares			(2,304)
Capital Reorganization - Share Exchange	[5]		(1,271,987)
Capital Reorganization - Shares issued to acquire net assets of Bridgetown
Shares issued upon the exercise of call option for loan notes	[6]
Share issued for settlement of expenses	[7]
Conversion of Class B Ordinary shares to Class A Ordinary Shares
Balance Ending				815,700
Old Class B Ordinary Shares [Member]
Schedule of Movements of Share Capital [Line Items]
Balance Beginning			632,529
2022 Share Exchange	[1]
Shares issued for settlement of 2022 Convertible Loans	[2]
Shares issued for equity-settled transactions	[3]			632,529
Scrip dividend for Preference Shares	[4]
Conversion of Preference Shares to Old Class A Ordinary Shares
Conversion of Preference Shares to Class A Ordinary Shares
Shares issued pursuant to share-based payment arrangement
Shares issued upon exercise of Class C warrants
Repurchase and cancellation of Old Class A Ordinary Shares
Capital Reorganization - Share Exchange	[5]		(632,529)
Capital Reorganization - Shares issued to acquire net assets of Bridgetown
Shares issued upon the exercise of call option for loan notes	[6]
Share issued for settlement of expenses	[7]
Conversion of Class B Ordinary shares to Class A Ordinary Shares
Balance Ending				632,529
Class C Ordinary Shares [Member]
Schedule of Movements of Share Capital [Line Items]
Balance Beginning
Scrip dividend for Preference Shares	[4]
Conversion of Preference Shares to Old Class A Ordinary Shares
Conversion of Preference Shares to Class A Ordinary Shares
Shares issued pursuant to share-based payment arrangement
Shares issued upon exercise of Class C warrants			8,349,958
Repurchase and cancellation of Old Class A Ordinary Shares
Capital Reorganization - Share Exchange	[5]		(8,349,958)
Capital Reorganization - Shares issued to acquire net assets of Bridgetown
Shares issued upon the exercise of call option for loan notes	[6]
Share issued for settlement of expenses	[7]
Conversion of Class B Ordinary shares to Class A Ordinary Shares
Balance Ending
Old Class C Ordinary Shares [Member]
Schedule of Movements of Share Capital [Line Items]
Balance Beginning
2022 Share Exchange	[1]
Shares issued for settlement of 2022 Convertible Loans	[2]
Shares issued for equity-settled transactions	[3]
Balance Ending
Ordinary Shares [Member]
Schedule of Movements of Share Capital [Line Items]
Balance Beginning				215,982
2022 Share Exchange	[1]			(215,982)
Shares issued for settlement of 2022 Convertible Loans	[2]
Shares issued for equity-settled transactions	[3]
Balance Ending
Seed Preference Shares [Member]
Schedule of Movements of Share Capital [Line Items]
Balance Beginning				60,182
2022 Share Exchange	[1]			(60,182)
Shares issued for settlement of 2022 Convertible Loans	[2]
Shares issued for equity-settled transactions	[3]
Balance Ending
Series A Preference Shares [Member]
Schedule of Movements of Share Capital [Line Items]
Balance Beginning				296,076
2022 Share Exchange	[1]			(296,076)
Shares issued for settlement of 2022 Convertible Loans	[2]
Shares issued for equity-settled transactions	[3]
Balance Ending
Series B Preference Shares [Member]
Schedule of Movements of Share Capital [Line Items]
Balance Beginning				182,024
2022 Share Exchange	[1]			(182,024)
Shares issued for settlement of 2022 Convertible Loans	[2]
Shares issued for equity-settled transactions	[3]
Balance Ending
Series B-1 Preference Shares [Member]
Schedule of Movements of Share Capital [Line Items]
Balance Beginning				61,436
2022 Share Exchange	[1]			(61,436)
Shares issued for settlement of 2022 Convertible Loans	[2]
Shares issued for equity-settled transactions	[3]
Balance Ending
Preference Shares [Member]
Schedule of Movements of Share Capital [Line Items]
Balance Beginning			4,758,252
2022 Share Exchange	[1]
Shares issued for settlement of 2022 Convertible Loans	[2]			4,758,252
Shares issued for equity-settled transactions	[3]
Balance Ending				4,758,252

[1]	The issued and fully paid Ordinary Shares, Seed Preference Shares, Series A Preference Shares, Series B Preference Shares and Series B-1 Preference Shares (collectively, the “Existing Shares”) were automatically and compulsorily repurchased by the Company in exchange for the issuance of 815,700 Old Class A Ordinary Shares to the holders of the Existing Shares (“2022 Share Exchange”). Pursuant to a written shareholders’ resolution passed on October 14, 2022, the Company created and issued 6,165,000 Class A Warrants to subscribe to 6,165,000 Old Class A Ordinary Shares in the capital of the Company to the holders of the Existing Shares.
[2]	The Company issued 4,758,252 Preference Shares in exchange for settling all of the Company’s 2022 Convertible Loans and the corresponding accrued interest amounts (see note 19).
[3]	The Company allotted and issued 632,529 Old Class B Ordinary Shares to a company controlled by a shareholder with significant influence over the Company as non-cash consideration for the company’s assistance as the lead subscriber for the structuring of loan note purchase (see note 20) and other arrangements. Pursuant to a written shareholders’ resolution passed on October 14, 2022, the Company created 7,388,525 Class C Warrants, of which 3,939,472 Class C Warrants were issued to the holders of the Class B Ordinary Shares to subscribe to 3,939,472 Class C Ordinary Shares in the capital of the Company (see notes 20 and 21). Pursuant to a written resolution passed on December 21, 2022, the Company created 1,203,159 additional Class C Warrants to subscribe to 1,203,159 Class C Ordinary Shares in the capital of the Company and issued 4,410,486 Class C Warrants to subscribe to 4,410,486 Class C Ordinary Shares to holders of the loan notes (see notes 20 and 21).
[4]	Prior to the Capital Reorganization, the Company declared scrip dividends to holders of the Preference Shares and issued an aggregate of 142,032 Preference Shares. No other dividends were declared to holders of any shares of the Company during the years ended December 31, 2024 and 2023.
[5]	As described in note 1, upon closing of the Capital Reorganization, 10,254,474 Class A ordinary shares and 4,450,419 Preference Shares of the Company were exchanged for 33,379,256 ordinary shares of CGCL and 14,486,506 preference shares of CGCL at an exchange ratio of 0.307212.
[6]	The Company executed a deed poll constituting up to US$5,000,000 of fixed rate unsecured loan notes, bearing a paid in kind (“PIK”) interest rate of 25% per annum (together with any PIK notes, the “Call Option Notes”) subscribed by a company controlled by a shareholder with significant influence over the Company (the “Option Holder”). Immediately after the closing of the Capital Reorganization, the Option Holder elected to exercise its call option for subscription of additional loan notes (see note 20) in full pursuant to the call option agreement by and between the Company and the Option Holder, as a result of which it received 2,005,460 Class A Ordinary Shares of the Company for no consideration and subscribed for US$5,000,000 of Call Option Notes in an aggregate principal amount of US$5,000,000. The Company has fully settled the Call Option Notes together with any accrued interest in October, 2023.
[7]	The Company issued 325,000 Class A Ordinary Shares for settlement of professional services rendered by a third party to the Group in lieu of the cash settlement option of US$500,000 (note 25).